Notes Payable, Line of Credit and Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable, Line of Credit and Convertible Notes Payable
Notes Payable, Line of Credit and Convertible Notes Payable

6. Notes Payable, Line of Credit and Convertible Notes Payable

On January 25, 2021, the Company received $1,131,878 under the Paycheck Protection Program of the U.S. Small Business Administration’s (SBA) 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Note Payable bears interest at 1% and is due January 23, 2026. The Company accrued interest of $9,845 as of December 31, 2021. The Company has used the funds in accordance with the legal requirements and has applied for forgiveness. No payments are due unless the Company receives notification that their application for forgiveness is not approved at which time monthly payments through January 2026 would be required to repay the balance. In May 2022, the entire unpaid balance was forgiven and approximately $1,146,000 recognized as other income.

On July 8, 2022, the Company entered into a Business Loan with Funding Circle of Denver, Colorado for $500,000. The Company received $480,050. The $500,000 plus interest at 6.99% is being repaid at $22,384 per month over twenty-four months. The Business Loan is secured by the assets of the Company and is guaranteed by the founders. The balance as of September 30, 2023 and December 31, 2022 was $0 and $424,540, respectively. As of December 31 2022, $292,932 was due in 2023 and $131,608 in 2024. The Company recorded interest expense of $5,064 and $0 during the nine months ended September 30, 2023 and 2022. On June 21, 2023, the Company paid the remaining balance of $256,541 to pay off the Loan.

The Company had an $85,000 revolving line of credit agreement with no stated expiration date. The Company owed $0 as of September 30, 2023 and December 31, 2022. The line of credit totaling $85,300 was paid off on June 20, 2023 and was terminated.

On June 22, 2023, the Company issued a $2,000,000 senior secured convertible promissory note to Platinum Capital Partner, Inc. As a condition of funding, the Company paid off three small notes and accounts payable totaling $374,000. At the option of the holder, the note is convertible into cash, common stock or a combination of cash and stock. The conversion into the Company’s zero par value common stock is $23.18 per share. The repayment amount of the note is 110% ($2,200,000) and matures on June 22, 2024. The number of common shares issuable equals 94,909 if fully converted into common stock, excluding interest. Interest on the note is 6% per annum calculated on 360 days.

In the event the BYTE merger has not closed by December 22, 2023, then on not less than thirty days written notice to the Company by the holder thereafter, the holder may put this note to the Company and the Company will pay the holder 110% of the unpaid principal amount of the note together with any unpaid accrued interest and any other amount payable.

If, at any time while the note is outstanding, the effective time of the merger between BYTE and the Company pursuant to the Business Combination Agreement dated on June 22, 2023 occurs, then, any subsequent conversion of the note, the holder has the right to receive, for each conversion share that would had been issuable upon conversion immediately prior to the of the BYTE merger, at the option of the holder, the same kind of securities, cash or property as it would have been entitled to receive on the occurrence of the BYTE merger if it had been, immediately prior to the BYTE merger, the holder of one share of common stock (“BYTE alternate consideration”). The BYTE alternate consideration conversion price for purposes of any conversion following the BYTE merger, the conversion price will be the lower of (A) $6.50 for each unit and (B) 65% of the volume weighted average price for the BYTE alternate consideration for the preceding five trading days immediately prior to any conversion by the holder, but (C) in no event will the conversion price be below $4.00, subject to anti-dilution provisions.

If, at any time while this note is outstanding but prior to the BYTE merger, the Company effects a fundamental transaction, then, any subsequent conversion of this note, the holder will have the right to receive, for each conversion share that would have been issuable upon conversion immediately prior to the occurrence of a fundamental transaction, at the option of the holder, the capital stock of the successor or acquiring corporation or of the Company, if it is the surviving corporation, and any additional consideration (the “Alternate Consideration”) receivable as a result of a fundamental transaction by a holder of the number of shares of common stock for which this note is exercisable immediately prior to a fundamental transaction. For purposes of any conversion following a fundamental transaction, the determination of the conversion price will be the lower of (A) the conversion price then in effect immediately prior to the fundamental transaction for each unit or share of alternate consideration, and (B) 65% of the value of the alternate consideration paid on one share of common stock in the fundamental transaction.

If at any time while this note is outstanding but prior to the BYTE merger, the Company engages in a Next Equity Financing, then the conversion price will be adjusted to the lower of (A) the conversion price after giving effect to the Next Equity Financing on the anti-dilution provisions or (B) sixty-five percent (65%) of the Next Equity Financing price.

The Company accounts for the note under the fair value method of accounting and as of September 30, 2023 the note is recorded at $2,385,503. During the period ended September 30, 2023, the Company recorded an increase in the fair value of the convertible note payable totaling approximately $400,000 which was recorded as a loss in other income (expense) on the statement of operations and comprehensive loss. In connection with the convertible note transaction, the Company issued warrants to purchase 30,201 shares of common stock with an exercise price of $6.50 upon the conclusion of the BYTE merger. The value of the warrants totaled $15,418 and reduced the fair value of the convertible promissory note.

6. Notes Payable and Line of Credit

On April 29, 2020, the Company received $984,485 under the Paycheck Protection Program of the U.S. Small Business Administration’s (SBA) 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Note Payable included interest of $11,349 and was due April 17, 2022. The loan and interest were forgiven on June 14, 2021. The loan and interest forgiveness totaling approximately $996,000 were recognized as other income during the year ended December 31, 2021.

On January 25, 2021, the Company received $1,131,878 under the Paycheck Protection Program of the U.S. Small Business Administration’s (SBA) 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Note Payable bears interest at 1% and is due January 23, 2026. The Company accrued interest of $9,845 as of December 31, 2021. The Company has used the funds in accordance with the legal requirements and has applied for forgiveness. No payments are due unless the Company receives notification that their application for forgiveness is not approved at which time monthly payments through January 2026 would be required to repay the balance. In May 2022, the entire unpaid balance was forgiven and approximately $1,146,000 recognized as other income.

On July 8, 2022, the Company entered into a Business Loan with Funding Circle of Denver, Colorado for $500,000. The Company received $480,050. The $500,000 plus interest at 6.99% is being repaid at $22,384 per month over twenty-four months. The Business Loan is secured by the assets of the Company and is guaranteed by the founders. The balance as of December 31, 2022 was $424,540 of which $292,932 is due in 2023 and $131,608 in 2024.The Company recorded interest expense of $14,076 and a loan origination fee of $19,950 during the year ended December 31, 2022.

The Company had a $85,000 revolving line of credit agreement with no stated expiration date. As of December 31, 2022 and 2021, there is no balance outstanding, and the agreement has a variable interest rate. As of December 31, 2022, the interest rate was 11.85%. The line of credit is unsecured.